Parent Company Only Condensed Financial Information (Tables) - Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Balance Sheets
Condensed	balance sheets

	Note		As of December 31,
			2016	2017
			RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents			596,871	845,632	129,971
Restricted cash			1,759,726	71,412	10,976
Short-term investments			277,946	548,873	84,360
Prepaid expenses and other current assets			103,271	131,834	20,263
Amount due from a related party	(b	)	97,748	26,137	4,017
Amount due from subsidiaries	(b	)	3,208,620	4,285,743	658,707

Total current assets			6,044,182	5,909,631	908,294

Non-current assets
Investments in subsidiaries			2,133,242	1,259,455	193,575

Total non-current assets			2,133,242	1,259,455	193,575

Total assets			8,177,424	7,169,086	1,101,869

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			38,599	70,504	10,837
Short-term bank borrowings			1,500,000	—	—
Account payables			10,672	6,351	976
Interest payable			5,759	56,809	8,731
Amount due to related parties	(b	)	68,131	39,068	6,005
Amount due to subsidiaries	(b	)	9,732	17,613	2,707
Bonds payable	(d	)	419,316	11,139	1,712

Total current liabilities			2,052,209	201,484	30,968

Non-current liabilities
Bonds payable	(d	)	—	1,918,069	294,802

Total non-current liabilities			—	1,918,069	294,802

Total liabilities			2,052,209	2,119,553	325,770

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 505,207,968 and 496,636,128 shares issued and outstanding as of December 31, 2016 and 2017, respectively)			33	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2016 and 2017, respectively)			12	12	2
Additional paid-in capital			9,015,846	8,980,407	1,380,263
Accumulated other comprehensive income (loss)			118,290	(2,673)	(411)
Accumulated deficit			(2,804,409)	(3,590,564)	(551,859)
Treasury stock			(204,557)	(337,683)	(51,901)

Total shareholders’ equity			6,125,215	5,049,533	776,099

Total liabilities and shareholders’ equity			8,177,424	7,169,086	1,101,869

Condensed Statements of Operations
Condensed	statements of operations

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(166,662)	(124,450)	(145,890)	(22,423)
Changes in the fair value of contingent purchase consideration payables	(43,325)	93,307	(937)	(144)

Operating loss	(209,987)	(31,143)	(146,827)	(22,567)
Other income	(152,100)	(169,915)	(95,210)	(14,634)
Share of losses from subsidiaries and Consolidated VIEs	(66,012)	(432,540)	(530,693)	(81,566)

Loss before income taxes	(428,099)	(633,598)	(772,730)	(118,767)
Income tax expense	—	—	—	—

Net loss	(428,099)	(633,598)	(772,730)	(118,767)

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net loss	(428,099)	(633,598)	(772,730)	(118,767)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	41,518	142,526	(120,963)	(18,592)

Other comprehensive income (loss), net of tax of nil:	41,518	142,526	(120,963)	(18,592)

Comprehensive loss	(386,581)	(491,072)	(893,693)	(137,359)

Comprehensive loss attributable to the Company’s ordinary shareholders	(386,581)	(491,072)	(893,693)	(137,359)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,621)	(78,567)	(18,324)	(2,816)
Net cash used in investing activities	(977,300)	(617,613)	(1,291,042)	(198,430)
Net cash generated from financing activities	1,798,230	494,851	1,558,127	239,480

Net increase(decrease) in cash and cash equivalents	794,309	(201,329)	248,761	38,234
Cash and cash equivalents at beginning of the year	3,891	798,200	596,871	91,737

Cash and cash equivalents at end of the year	798,200	596,871	845,632	129,971